Financial Instruments (Details)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Current		$ 4,137		$ 41,007
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Current	$ 52,843
Advance receivable | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Current	131,558		10,400
Accounts receivable	252,908		31,750
Advance receivable | Grown Rogue Unlimited LLC [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	112,420		9,700
Advance receivable | Grown Rogue Unlimited LLC [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 8,930		$ 11,650